Reverse Recapitalization and Related Transactions - Common Stock Issued (Details) - shares	Dec. 31, 2021	Oct. 20, 2021	Dec. 31, 2020
Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	705,016,923	696,492,801	34,297,295
Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	19,938,089	19,938,089	20,794,324
Legacy WeWork Stockholders | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		559,124,587
Legacy WeWork Stockholders | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		19,938,089
Legacy BowX Sponsor & Sponsor Persons | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		9,075,000
Legacy BowX Sponsor & Sponsor Persons | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Legacy BowX Public Stockholders | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		33,293,214
Legacy BowX Public Stockholders | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
PIPE Investors | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		80,000,000
PIPE Investors | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Backstop Investor | Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		15,000,000
Backstop Investor | Class C common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0